Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (636,239)	$ (313,928)
Property, plant and equipment gross	3,923,086	1,997,761
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	4,063,587	1,828,092
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	460,525	449,246
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	$ 35,213	$ 34,351